FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other invested assets	Other invested assets
Financial assets
Available-for-sale fixed maturity securities, at fair value	$ 18,777,000,000	$ 16,316,000,000
Equity securities	3,663,000,000	1,253,000,000
Mortgage loans on real estate, net of allowance	5,962,000,000	5,888,000,000
Policy loans	390,000,000	374,000,000
Short-term investments	3,115,000,000	2,402,000,000
Reinsurance funds withheld	7,248,000,000	5,812,000,000
Separate account assets	1,189,000,000	1,045,000,000	$ 0
Financial liabilities
Policyholders’ account balances – embedded derivative	232,000,000	181,000,000
Market risk benefit	89,000,000	124,000,000
Derivative liabilities	114,000,000	55,000,000
Funds withheld liabilities	7,762,000,000	5,833,000,000
Separate account liabilities	1,189,000,000	1,045,000,000	$ 0
Certain private equity measured at cost less any impairments	424,000,000	0
Reinsurance funds withheld, not subject to fair value hierarchy	7,300,000,000	5,700,000,000
Separate accounts not subject to fair value hierarchy	26,000,000	33,000,000
Carrying Amount
Financial assets
Available-for-sale fixed maturity securities, at fair value	18,777,000,000	16,316,000,000
Equity securities	3,663,000,000	1,253,000,000
Mortgage loans on real estate, net of allowance	5,962,000,000	5,888,000,000
Private loans, net of allowance	1,198,000,000	1,144,000,000
Policy loans	390,000,000	374,000,000
Short-term investments	3,115,000,000	2,402,000,000
Derivative assets	116,000,000	44,000,000
Separately managed accounts	105,000,000	127,000,000
Other	58,000,000	40,000,000
Reinsurance funds withheld	7,248,000,000	5,812,000,000
Separate account assets	1,189,000,000	1,045,000,000
Total financial assets	41,821,000,000	34,445,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,104,000,000	907,000,000
Market risk benefit	89,000,000	124,000,000
Derivative liabilities	12,000,000	38,000,000
Funds withheld liabilities	83,000,000	10,000,000
Notes payable	174,000,000	151,000,000
Corporate and subsidiary borrowings	3,569,000,000	3,652,000,000
Separate account liabilities	1,189,000,000	1,045,000,000
Total financial liabilities	6,220,000,000	5,927,000,000
Fair Value
Financial assets
Available-for-sale fixed maturity securities, at fair value	18,777,000,000	16,316,000,000
Equity securities	3,663,000,000	1,253,000,000
Mortgage loans on real estate, net of allowance	5,683,000,000	5,637,000,000
Private loans, net of allowance	855,000,000	1,086,000,000
Policy loans	390,000,000	374,000,000
Short-term investments	3,115,000,000	2,402,000,000
Derivative assets	116,000,000	44,000,000
Separately managed accounts	105,000,000	127,000,000
Other	58,000,000	40,000,000
Reinsurance funds withheld	7,248,000,000	5,812,000,000
Separate account assets	1,189,000,000	1,045,000,000
Total financial assets	41,199,000,000	34,136,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,104,000,000	907,000,000
Market risk benefit	89,000,000	124,000,000
Derivative liabilities	12,000,000	38,000,000
Funds withheld liabilities	83,000,000	10,000,000
Notes payable	174,000,000	151,000,000
Corporate and subsidiary borrowings	3,567,000,000	3,625,000,000
Separate account liabilities	1,189,000,000	1,045,000,000
Total financial liabilities	$ 6,218,000,000	$ 5,900,000,000